Schedule of inventories (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Notes and other explanatory information [abstract]
Raw materials	$ 78,682	$ 64,184
Finished goods
Inventories	$ 78,682	$ 64,184	$ 64,184